Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 14,322,373	$ 12,119,139
Less: accumulated depreciation		(4,472,532)	(4,223,754)
Property, plant and equipment, net		9,849,841	7,895,385
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		2,533,424	2,454,205
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		1,947,025	1,886,537
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		286,229	277,531
Office and Electric Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		716,458	675,424
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		296,657	287,642
Construction in Progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	$ 8,542,580	$ 6,537,800

[1]	The Company is constructing a new manufacturing facility in Chuzhou City, Anhui, to expand the production capacity for its premium mobility products, particularly mid-to-high-end electric wheelchairs and senior mobility scooters. The investment budget for the new manufacturing facility is approximately RMB86.8 million (approximately $12.6 million) after VAT deduction. The construction was originally expected to be completed in October 2025. Due to enhancements and optimizations to the internal renovation work, as well as the addition of supplementary deepened smart factory systems for the intelligent plant initiative, the completion of the construction in progress is postponed to October 2026. As of March 31, 2026, total cost incurred for the construction was $8,542,580 (approximately RMB59.0 million). Construction in progress is not depreciated until placed in service.